Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2021
Equity Abstract
Retained Earning

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
	(In millions)
PRC statutory reserve funds	806	1,098	172
Unreserved retained earnings	134,478	144,062	22,607

Total retained earnings	135,284	145,160	22,779

Changes in Accumulated Other Comprehensive Income (Loss) by Component, Net of Tax
The changes in accumulated other comprehensive income (loss) by component, net of tax, were as follows:

	Foreign currency translation adjustment	Unrealized gains (losses) on available-for-sale investments	Unrealized gain on derivative	Total
	RMB	RMB		RMB
	(In millions)
Balance at December 31, 2018	(1,700)	1,910	—	210

Other comprehensive income before reclassification	207	1,981	—	2,188
Amounts reclassified from accumulated other comprehensive income	(989)	(2,689)	—	(3,678)

Net current-period other comprehensive loss	(782)	(708)		(1,490)
Other comprehensive income attribute to noncontrolling interests and redeemable noncontrolling interests	(102)	(1)	—	(103)

Balance at December 31, 2019	(2,584)	1,201	—	(1,383)

Other comprehensive income before reclassification	1,936	380		2,316
Amounts reclassified from accumulated other comprehensive income	—	(541)	—	(541)

Net current-period other comprehensive income (loss)	1,936	(161)		1,775
Other comprehensive income attribute to noncontrolling interests and redeemable noncontrolling interests	(192)	(1)	—	(193)

Balance at December 31, 2020	(840)	1,039	—	199

Other comprehensive (loss) income before reclassification	(88)	(190)	149	(129)
Amounts reclassified from accumulated other comprehensive income	—	—	—	—

Net current-period other comprehensive (loss) income	(88)	(190)	149	(129)
Other comprehensive (loss) income attribute to noncontrolling interests and redeemable noncontrolling interests	(79)	1	—	(78)

Balance at December 31, 2021	(1,007)	850	149	(8)

Balance at December 31, 2021, in US$	(157)	133	23	(1)

Tax Effect Allocated to Each Component of Other Comprehensive Income (loss)
The following table sets forth the tax benefit (expense) allocated to each component of other comprehensive (loss) income for the years ended December 31, 2019, 2020 and 2021:

	For the years ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
	(In millions)
Unrealized gains (losses) on available-for-sale investments
Other comprehensive income before reclassification	(280)	(59)	(3)	—
Amounts reclassified from accumulated other comprehensive income	402	83	—	—

Net current-period other comprehensive (loss) income	122	24	(3)	—